Deposits (Tables)	6 Months Ended
Jul. 31, 2021
Deposits Disclosure [Abstract]
Schedule of deposits consisted
Deposits consisted of the following:

July 31, 2021
Luminant Purchase and Sale Agreement collateral (see Note 6)	$3,063,020
Deposits on equipment	264,316
Other deposits	41,250

Total deposits	$3,368,586